DEFINED BENEFIT PENSION PLANS - Estimated Future Benefit Payments (Detail) $ in Millions	Dec. 31, 2020 USD ($)
Defined Benefit Plan, Expected Amounts [Abstract]
2021	$ 15.1
2022	15.4
2023	15.8
2024	18.2
2025	17.3
2026 - 2030	$ 109.7